                 PROSPECTUS SUPPLEMENT DATED SEPT. 29, 2006*

PRODUCT NAME                                                                    PROSPECTUS FORM #    DATE
------------                                                                    -----------------    ----

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(SM)                                  S-6467 K       5/1/06

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(SM) - BAND 3                         S-6477 K       5/1/06

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY                        S-6406 J       5/1/06

RIVERSOURCE RETIREMENT ADVISOR SELECT(SM) VARIABLE ANNUITY                           S-6406 J       5/1/06

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY - BAND 3               S-6407 G       5/1/06

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY                   S-6273 J       5/1/06

RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY                      S-6273 J       5/1/06

RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY                      S-6503 A       6/9/06

RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY                         S-6503 A       6/9/06

RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY                         S-6503 A       6/9/06

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

-------------------------------------------------------------------------------------------------------

FUND NAME                           INVESTMENT OBJECTIVE AND POLICIES     INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -    Long-term growth of capital.          RiverSource Investments,
Select Value Fund                   Invests primarily in common           adviser; Systematic Financial
                                    stocks, preferred stocks and          Management, L.P. and WEDGE
                                    securities convertible into           Capital Management L.L.P.,
                                    common stocks that are listed         subadvisers.
                                    on a nationally recognized
                                    securities exchange or traded
                                    on the NASDAQ National Market
                                    System of the National
                                    Association of Securities
                                    Dealers. The Fund invests in
                                    mid-cap companies as well as
                                    companies with larger and
                                    smaller market capitalizations.
-------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6503-5 A (9/06)
*Destroy date: May 1, 2007.